OTHER FINANCIAL DATA - REGULATORY MATTERS 3 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Schedule Of Net Regulatory Assets (Liabilities), Balance Sheet Classification [Line Items]
Total Regulatory Assets, Current	$ 59	[1]	$ 38	[1]
Total Regulatory Assets, Noncurrent	2,858	[2]	2,335	[2]
Total Regulatory Liability, Current	(7)	[3]	(7)	[3]
Total Regulatory Liability, Noncurrent	(2,747)	[4]	(2,720)	[4]
Total Net Regulatory Assets (Liabilities)	163		(354)
Regulatory liabilities in Deferred Credits and Other	6		97
Excludes Long Term Undercollected Balancing Accounts in Regulatory Assets	173		213
San Diego Gas and Electric Company [Member]
Schedule Of Net Regulatory Assets (Liabilities), Balance Sheet Classification [Line Items]
Total Regulatory Assets, Current	54	[1]	29	[1]
Total Regulatory Assets, Noncurrent	1,910	[2]	1,787	[2]
Total Regulatory Liability, Current	0	[3]	(5)	[3]
Total Regulatory Liability, Noncurrent	(1,557)	[4]	(1,403)	[4]
Total Net Regulatory Assets (Liabilities)	407		408
Excludes Long Term Undercollected Balancing Accounts in Regulatory Assets	0		161
Southern California Gas Company [Member]
Schedule Of Net Regulatory Assets (Liabilities), Balance Sheet Classification [Line Items]
Total Regulatory Assets, Current	5	[1]	5	[1]
Total Regulatory Assets, Noncurrent	916	[2]	536	[2]
Total Regulatory Liability, Current	0	[3]	0	[3]
Total Regulatory Liability, Noncurrent	(1,171)	[4]	(1,300)	[4]
Total Net Regulatory Assets (Liabilities)	(250)		(759)
Regulatory liabilities in Deferred Credits and Other	4		95
Excludes Long Term Undercollected Balancing Accounts in Regulatory Assets	$ 173		$ 52

[1]	At Sempra Energy Consolidated, included in Other Current Assets.
[2]
Excludes long-term undercollected balancing accounts at December 31, 2014 and 2013, of $173 million and $213 million at Sempra Energy, none and $161 million at SDG&E, and $173 million and $52 million at SoCalGas, respectively, recorded in Regulatory Assets (long-term).

[3]	Included in Other Current Liabilities.
[4]
At December 31, 2014 and 2013, $6 million and $97 million, respectively, at Sempra Energy Consolidated and $4 million and $95 million, respectively, at SoCalGas is included in Deferred Credits and Other.